FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of fair value of financial instruments [Table Text Block]
At December 31st, 2021

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$0	-

At December 31st, 20120

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$0	-

Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2021	December 31, 2020
	Canadian dollar	Canadian dollar
Cash and cash equivalents	167,659	260,173
Advances receivable and prepaids	321,295	22,353
Accounts payable and accrued liabilities	(638,137)	(508,573)
Due from related parties	176,309	42,619
Due to related parties	(87,341)	(355,419)
Employee retention allowance	(234,471)	(234,471)
Loans	(34,993)	(33,741)
Total foreign currency financial assets and liabilities	(329,678)	(807,060)
Foreign exchange closing rate	0.7888	0.7854
Total foreign currency financial assets and liabilities in US $	(260,050)	(633,865)
Impact of a 10% strengthening of the US $on net loss	(26,005)	(63,386)

Disclosure of credit risk [Table Text Block]
	December 31, 2021	December 31, 2020
Cash and cash equivalents	$154,154	$256,624
Advances receivable and prepaid expenses	$345,193	$236,667
	$499,347	$493,291

Disclosure of detailed information about capital management [Table Text Block]
	December 31, 2021	December 31, 2020
Share capital	$94,480,512	$85,147,700
Reserves	$10,787,553	$8,940,059
Deficit	$(66,933,241)	$(63,209,457)
	$38,334,824	$30,878,302